INCOME TAXES (Tax Status) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Effective income tax rate	10.00%	10.00%	11.00%
Preferential income tax rate for new and high technology enterprises	15.00%
Spreadtrum Shanghai [Member]
Income Tax Disclosure [Line Items]
Foreign statutory income tax rate	15.00%	12.00%	11.00%
Preferential foreign statutory income tax rate		12.00%	11.00%	10.00%
Tax rate reduction under preferential tax treatment	50.00%
Spreadtrum Tianjin [Member]
Income Tax Disclosure [Line Items]
Tax rate reduction under preferential tax treatment	50.00%
Spreadtrum USA [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate	34.00%
State income taxes, net of federal tax benefit	8.84%
Effective income tax rate	39.80%
Transitional Rate [Member] | Spreadtrum Shanghai [Member]
Income Tax Disclosure [Line Items]
Preferential foreign statutory income tax rate		24.00%	22.00%	20.00%